Income (Loss) Per Share and Partnership Unit	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Income (Loss) Per Share and Partnership Unit
Income (Loss) Per Share and Partnership Unit
Income per share has been determined using the two-class method which is computed by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of shares of common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to both shares of common stock and participating securities based on the weighted average shares outstanding during the period. Classification of the Company's unvested restricted stock, which contain rights to receive non-forfeitable dividends, are deemed participating securities under the two-class method. Under the two-class method, earnings attributable to unvested restricted shares are deducted from income from continuing operations in the computation of net income attributable to common stockholders.
The table below is a reconciliation of the numerator and denominator used in the computation of basic and diluted net income per share computed using the two-class method (dollars in thousands):

	Years Ended December 31,
	2017	2016	2015
Basic and diluted income:
Net loss from continuing operations	$(2,270)	$(985)	$(32,640)
Gain on disposition of assets	42,698	29,623	(61)
Less: income attributable to unvested restricted stock	(940)	(614)	(696)
Less: dividends paid to preferred stockholders	(2,530)	—	—
Income (loss) used in basic and diluted income per common share from continuing operations	36,958	28,024	(33,397)
Income used in basic and diluted income per share from discontinued operations	36,720	68,808	125,913
Net income attributable to common stockholders used in basic and diluted income per share	$73,678	$96,832	$92,516

Basic weighted average shares of common stock outstanding:
Weighted average shares of common stock outstanding	469,212,533	470,023,674	433,361,726
Less: unvested weighted average shares of restricted stock	(1,277,588)	(805,898)	(1,138,773)
Weighted average number of common shares outstanding used in basic income per share	467,934,945	469,217,776	432,222,953
Net income (loss) per share attributable to common stockholders - basic
Continuing operations	$0.08	$0.06	$(0.08)
Discontinued operations	0.08	0.15	0.29
Net income per share attributable to common stockholders - basic	$0.16	$0.21	$0.21
Dilutive weighted average shares of common stock (1)
Stock options	—	3,835	—
Unvested performance shares	7,843	24,654	—
Weighted average shares of common stock used in diluted income per share	467,942,788	469,246,265	432,222,953
Net income (loss) per share attributable to common stockholders - diluted
Continuing operations	$0.08	$0.06	$(0.08)
Discontinued operations	0.08	0.15	0.29
Net income per share attributable to common stockholders - diluted	$0.16	$0.21	$0.21

Potentially dilutive shares of common stock
Unvested shares of restricted stock	65,480	119,633	339,541
Unvested performance shares	—	—	319,288
Stock options	—	—	3,384
Total	65,480	119,633	662,213

(1) Assumes the most dilutive issuance of potentially issuable shares between the two-class and treasury stock method unless the result would be anti-dilutive.
The Corporation intends to satisfy its exchange obligation for the principal amount of the Convertible Notes to the note holders entirely in cash, therefore, the "if-converted" method does not apply and the treasury stock method is being used. For the year ended December 31, 2017, the Corporation's average stock price was below the conversion price, resulting in zero potentially dilutive shares related to the conversion spread of the Convertible Notes.